The Eaton Vance Special Investment Trust
For the Special Investment Portfolio

[Logo]

Annual Shareholder Report
December 31, 1996

INVESTMENT ADVISER OF
SPECIAL INVESTMENT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV TRADITIONAL
SPECIAL EQUITIES FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AND DIVIDEND
DISBURSING AGENT
First Data Investor Services Group, Inc.
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

                       -----------------------------------
                          SPECIAL INVESTMENT PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 1996

------------------------------------------------------------------------------------------------
                                      COMMON STOCKS - 82.6%
------------------------------------------------------------------------------------------------
NAME OF COMPANY                                                         SHARES          VALUE
------------------------------------------------------------------------------------------------
AIRLINES - 1.2%
Comair Holdings, Inc.                                                    40,000      $   960,000
Regional airline holding company.                                                    -----------

BROADCASTING & CABLE - 1.9%
Lin Television Corp.                                                     25,000      $ 1,056,250
Commercial television broadcast company.
Young Broadcasting, Inc. Class A*                                        17,500          511,875
Owns and operates network affiliated TV stations.
                                                                                     -----------
                                                                                     $ 1,568,125
                                                                                     -----------
BUSINESS PRODUCTS & SERVICES - 9.5%
BISYS Group, Inc.*                                                       22,000      $   815,375
Services financial institutions with computer, administrative and marketing support data processing services.
Ceridian Corp.*                                                          40,000        1,620,000
Provides payroll processing and other employer services, media and market research.
FIserv Incorporated*                                                     75,000        2,756,250
Provider of data processing services to banks and savings
  institutions, benefiting from outsourcing trend.
G&K Services, Inc.                                                       40,000        1,510,000
Rents and launders uniforms and other textile products.
Personnel Group America, Inc.*                                           50,000        1,206,250
Temporary employment company.
                                                                                     -----------
                                                                                     $ 7,907,875
                                                                                     -----------
COMPUTER SERVICES - 4.2%
Affiliated Computer Services, Inc. Class A*                              15,000      $   446,250
Nationwide provider of information processing services.
Cambridge Technology Partners, Inc.*                                     31,000        1,040,437
Software consulting company.
Cognos Inc.*                                                             20,000          562,500
Computer tool developer and supporter.
SunGard Data Systems, Inc.*                                              30,000        1,185,000
Computer services company.
Veritas Software Co.*                                                     5,000          248,750
Develops, markets and supports storage management products and software systems.
                                                                                     -----------
                                                                                     $ 3,482,937
                                                                                     -----------
COMPUTER SOFTWARE - 0.7%
3Com Corp.*                                                               8,000      $   587,000
Designs, manufactures and distributes intelligent hubs and other                     -----------
  computer networking products.

ELECTRONICS & INSTRUMENTATION - 2.9%
Cisco Systems, Inc.*                                                     20,000     $  1,272,500
Manufacturer of routers that connect computer networks.
Linear Technology Corp.                                                  20,000          877,500
Manufacturer of high performance linear integrated circuits.
MEMC Electronic Materials, Inc.*                                         12,000          270,000
Leading producer of silicon wafers used to create integrated circuits.
                                                                                     -----------
                                                                                    $  2,420,000
                                                                                     -----------
ENERGY - 7.9%
Anadarko Petroleum Corp.                                                 30,000     $  1,942,500
A leading independent company in oil and gas exploration,
  development and production.
BJ Services Co.*                                                         23,000        1,173,000
Provides oilfield services for the petroleum industry.
Enron Oil & Gas Co.                                                      30,000          757,500
Independent oil & gas company.
Noble Drilling Corp.*                                                    48,000          954,000
Oil and gas well drilling.
Triton Energy Ltd.*                                                      30,000        1,455,000
International oil and gas exploration and development.
USX Delhi Group                                                          14,300          227,013
Purchases, gather, processes, transports and markets
  natural gas.
                                                                                     -----------
                                                                                     $ 6,509,013
                                                                                     -----------
ENTERTAINMENT & LEISURE - 3.6%
Gaylord Entertainment                                                    46,000      $ 1,052,250
Producer of The Nashville Network and Country Music Television
  Network and operator of the Opryland amusement park.
MGM Grand, Inc.*                                                         25,000          871,875
Operator of MGM Grand Hotel in Las Vegas.
Mirage Resorts, Inc.*                                                    50,000        1,081,250
Nevada based gaming resort operator.
                                                                                     -----------
                                                                                     $ 3,005,375
                                                                                     -----------
ENVIRONMENTAL SERVICES - 2.3%
USA Waste Services, Inc.*                                                59,200      $ 1,887,000
Operator of solid-waste land fills and collection services,                          -----------
  integrating several large recent acquisitions.

FINANCE - 8.7%
Federal National Mortgage Association                                    25,000      $   931,250
Leading factor in the secondary mortgage market.
First USA Inc.                                                           30,000        1,038,750
Credit card issuer and processor.
First USA Paymentech, Inc.*                                              22,000          745,250
Payment processor of merchant credit card transactions.
Franklin Resources, Inc.                                                 20,000      $ 1,367,500
One of the largest mutual fund organizations in the U.S.
Nova Corp. Georgia*                                                      24,000          531,000
Nation largest bankcard processor.
T. Rowe Price Associates, Inc.                                           60,000        2,610,000
Investment adviser to mutual funds, institutions and individuals.
                                                                                     -----------
                                                                                     $ 7,223,750
                                                                                     -----------
HEALTHCARE - 20.9%
Astra AB ADR Series B                                                    15,000      $   722,756
Swedish based, multinational pharmaceutical company.
Boston Scientific Corp.*                                                 35,000        2,100,000
Medical device manufacturer focusing primarily on disposable products in less invasive surgery procedures.
Clintrials Research, Inc.*                                               20,000          455,000
Pharmaceutical research company.
CRA Managed Care, Inc.*                                                   3,000          135,000
Workers compensation company.
Elan Corp. PLC ADR*                                                      50,000        1,662,500
Drug delivery company.
Galileo Corp.*                                                           15,500          389,437
Develops and manufactures fiber optic equipment.
Genesis Health Ventures, Inc.*                                           40,000        1,245,000
Nursing home chain.
Genzyme Corp.*                                                           22,000          478,500
Leading researcher in gene therapy.
HBO & Co.                                                                18,000        1,068,750
Health information service provider.
Health Management Associates, Inc. Class A*                              50,000        1,125,000
Hospital chain.
IDX System Corp.*                                                        37,000        1,059,125
Healthcare information systems.
Medic Computer System, Inc.*                                             32,000        1,290,000
Physicans information company.
MiniMed Inc.*                                                            35,000        1,128,750
Developer and manufacturer of medical devices focusing on
  diabetics.
Pfizer Inc.                                                              10,000          828,750
International health care and pharmaceutical products.
PhyCor Inc.*                                                             40,000        1,135,000
Physicans practice management.
Sofamor Danek Group, Inc.*                                               55,000        1,677,500
Leading developer/manufacturer of spinal implant devices. Company markets products internationally.
Transition System, Inc.*                                                 60,000          847,500
Healthcare information systems.
                                                                                     -----------
                                                                                     $17,348,568
                                                                                     -----------


HOTELS & RESTAURANTS - 4.4%
LaQuinta Inns, Inc.                                                      45,000      $   860,625
Owner/operator of modestly priced lodging chain.
Outback Steakhouse, Inc.*                                                45,000        1,203,750
Restaurant theme chain.
Promus Hotel Corp.*                                                      15,000          444,375
Owner and operator of Embassy Suite and Hampton Inn hotels.
Red Roof Inns, Inc.*                                                     55,000          852,500
Owns and operates economy hotels in U.S.
Sonic Corp.*                                                             10,000          255,000
Large chain of quick service drive ins.
                                                                                     -----------
                                                                                     $ 3,616,250
                                                                                     -----------
INSURANCE - 4.7%
Mutual Risk Management Ltd.                                              53,332      $ 1,973,333
Specialty insurer focusing on workmen's compensation.
PMI Group, Inc.                                                          23,000        1,273,625
Private mortgage insurer.
Progressive Corp.                                                        10,000          673,750
Insurer focusing on high risk and standard auto coverage.
                                                                                     -----------
                                                                                     $ 3,920,708
                                                                                     -----------
PUBLISHING - 4.0%
Providence Journal Co. Class A*                                          86,100      $ 2,636,812
Operates television stations and publishes newspapers.
Scholastic Corp.*                                                        10,000          672,500
Publisher/distributor of children's books.
                                                                                     -----------
                                                                                     $ 3,309,312
                                                                                     -----------
RETAILING - 1.2%
Consolidated Stores Corp.*                                               31,250      $ 1,003,906
Chain of close-out merchandise stores operating primarily under                      -----------
  the Odd/Big Lots name

SEMICONDUCTORS - 1.5%
Analog Devices, Inc.*                                                    22,000      $   745,250
Leading manufacturer of semiconductors.
Level One Communications, Inc.*                                          13,000          464,750
Designs and sells integrated circuits.
                                                                                     -----------
                                                                                     $ 1,210,000
                                                                                     -----------

TELECOMMUNICATIONS - 3.0%
Adtran Inc.*                                                             21,000      $   871,500
Company helps modern telephone equipment work with older
  equipment.
Ascend Communications, Inc.*                                             12,000          745,500
Leading developer of products that connect computer networks.
Cascade Communications Corp.*                                             8,000          441,000
Designs equipment which links computers and networks.
Jacor Communications, Inc.*                                              16,500          451,688
Operator of radio and TV stations.
                                                                                     -----------
                                                                                     $ 2,509,688
                                                                                     -----------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $49,564,465)                                                 $68,469,507
                                                                                     -----------

------------------------------------------------------------------------------------------------
                                 SHORT-TERM OBLIGATIONS - 17.4%
------------------------------------------------------------------------------------------------
                                                                    FACE AMOUNT
                                                                  (000 OMITTED)
------------------------------------------------------------------------------------------------
Associates Corp. of North America,                                       $3,746      $ 3,745,324
  6.5s, 1/2/97
Delaware Funding Corp., 6s, 1/6/97                                        3,740        3,736,883
Ford Motor Credit Corp., 5.65s, 1/8/97                                    4,000        3,995,606
General Electric Capital Co., 5.9s, 1/2/97                                2,993        2,992,509
                                                                                     -----------
    TOTAL SHORT-TERM OBLIGATIONS
      AT AMORTIZED COST                                                              $14,470,322
                                                                                     -----------
    TOTAL INVESTMENTS - 100.0%
      (IDENTIFIED COST, $64,034,787)                                                 $82,939,829
    OTHER ASSETS, LESS LIABILITIES - 0.0%                                                  7,445
                                                                                     -----------
    TOTAL NET ASSETS - 100%                                                          $82,947,274
                                                                                     ===========

*Non-income producing security.


                        The accompanying notes are an
                  integral part of the financial statements

                                 -----------------------------------
                                        FINANCIAL STATEMENTS

                                 STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------
                                          DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost, $64,034,787)                         $82,939,829
  Cash                                                                                         1,553
  Dividends receivable                                                                        13,010
  Deferred organization expenses (Note 1E)                                                     8,153
                                                                                         -----------
      Total assets                                                                       $82,962,545
LIABILITIES:
  Payable to affiliate --
    Trustees' fees                                                          $ 2,540
  Accrued expenses                                                           12,731
                                                                            -------
      Total liabilities                                                                       15,271
                                                                                         -----------
NET ASSETS applicable to investors' interest in Portfolio                                $82,947,274
                                                                                         ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals                                $64,042,232
  Unrealized appreciation of investments (computed on the basis of
    identified cost)                                                                      18,905,042
                                                                                         -----------
      Total net assets                                                                   $82,947,274
                                                                                         ===========


   The accompanying notes are an integral part of the financial statements

                                       STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
                                FOR THE YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income (net of foreign taxes, $247)                                            $   288,670
  Interest income                                                                             424,785
                                                                                          -----------
    Total income                                                                          $   713,455
  Expenses --
    Investment adviser fee (Note 3)                                         $477,560
    Compensation of Directors not members of the Investment Adviser's
      organization (Note 3)                                                    7,615
    Custodian fees                                                            61,252
    Legal and accounting services                                             21,618
    Amortization of organization expenses (Note 1E)                            3,166
    Miscellaneous                                                              6,520
                                                                            --------
        Total expenses                                                                        577,731
                                                                                          -----------
          Net investment income                                                           $   135,724
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments (identified cost basis)                                $18,226,741
  Change in unrealized appreciation on investments                                         (1,762,538)
                                                                                          -----------
        Net realized and unrealized gain on investments                                    16,464,203
                                                                                          -----------
          Net increase in net assets resulting from operations                            $16,599,927
                                                                                          ===========


   The accompanying notes are an integral part of the financial statements

                                 STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                            1996              1995
                                                                        -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                               $   135,724       $   134,736
    Net realized gain on investment transactions                         18,226,741         4,131,300
    Change in unrealized appreciation (depreciation) of investments      (1,762,538)       10,473,926
                                                                        -----------       -----------
      Net increase in net assets from operations                        $16,599,927       $14,739,962
                                                                        -----------       -----------

  Capital transactions --
    Contributions                                                       $10,738,468       $14,400,870
    Withdrawals                                                         (18,331,396)      (19,642,929)
                                                                        -----------       -----------
      Decrease in net assets resulting from capital transactions        $(7,592,928)      $(5,242,059)
                                                                        -----------       -----------
        Total increase in net assets                                    $ 9,006,999       $ 9,497,903
NET ASSETS:
  At beginning of year                                                   73,940,275        64,442,372
                                                                        -----------       -----------
  At end of year                                                        $82,947,274       $73,940,275
                                                                        ===========       ===========


   The accompanying notes are an integral part of the financial statements

                                         SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                              1996              1995             1994*
                                                                        ----------------  ----------------  ---------------
RATIOS (As a percentage of average net assets):
  Expenses                                                                      0.76%             0.77%             0.74%+
  Net investment income                                                         0.18%             0.19%             0.20%+
PORTFOLIO TURNOVER                                                                91%               81%               19%
AVERAGE COMMISSION RATE PAID (1)                                              $0.0579              --                --

  + Computed on an annualized basis.
  * For the period from the start of business, August 1, 1994 to December 31, 1994.
(1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.


   The accompanying notes are an integral part of the financial statements

                      -----------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996


--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Special Investment Portfolio (the Portfolio) is registered under the
Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May
1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS -- Investments in securities traded on a national securities exchange or in the NASDAQ National Market are valued on the basis of the last reported sales prices on the last business day of the period. If no sale is reported on that date, a security is valued, if quoted on such a day, at not lower than the old bid price nor higher than the asked prices. Prices on such exchanges will not be used for valuing debt securities if in the Trustees judgment, some other valuation method more accurately reflects the fair market value of such a security. Securities for which over-the-counter market quotations are readily available are valued on the basis of the mean between the last bid and asked prices. Short-term securities are valued at cost, which approximates market value. All other securities and assets are appraised to reflect their fair value as determined in good faith by the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. EXPENSE REDUCTION -- The Portfolio has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Additional Information.

D. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

E. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

F. USE OF ESTIMATES. -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregrated $62,868,221 and $79,119,712, respectively.

--------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1996, the fee amounted to $477,560. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

--------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $64,034,787
                                                                   ===========
Gross unrealized appreciation                                      $19,905,582
Gross unrealized depreciation                                        1,000,540
                                                                   -----------
Net unrealized appreciation                                        $18,905,042
                                                                   ===========

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SPECIAL INVESTMENT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Special Investment Portfolio, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, changes in net assets for each of the two years then ended and supplementary data for each of the two years then ended and for the period from August 1, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Special Investment Portfolio as of December 31, 1996, the results of its operations for the year then ended, changes in its net assets for each of the two years then ended and supplementary data for each of the two years then ended and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 31, 1997

              INVESTMENT MANAGEMENT FOR SPECIAL EQUITIES PORTFOLIO

                   -----------------------------------------------------------
SPECIAL INVESTMENT OFFICERS                  TRUSTEES
PORTFOLIO
                   JAMES B. HAWKES           M. DOZIER GARDNER
24 Federal Street  President, Trustee        Vice Chairman, Eaton Vance
Boston, MA 02110                             Management
                   EDWARD E. SMILEY, JR.
                   Vice President and        DONALD R. DWIGHT
                   Portfolio Manager         President, Dwight Partners, Inc.
                                               Chairman, Newspapers of
                   JAMES L. O'CONNOR         New England, Inc.
                   Treasurer
                                             SAMUEL L. HAYES, III
                   THOMAS OTIS               Jacob H. Schiff Professor of
                   Secretary                 Investment Banking,
                                             Harvard University
                                             Graduate School of
                                             Business Administration

                                             NORTON H. REAMER
                                             President and Director, United
                                             Asset
                                             Management Corporation

                                             JOHN L. THORNDIKE
                                             Director,
                                             Fiduciary Trust Company

                                             JACK L. TREYNOR
                                             Investment Adviser and Consultant